Description of Organization and Summary of Significant Accounting Policies - Income Taxes (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Description of Organization and Summary of Significant Accounting Policies
Deferred tax assets	$ 0	$ 0	$ 4,000,319